VITA EQUITY, INC.
                       837 West Hastings Street, Suite 314
                           Vancouver, British Columbia
                                 Canada, V6C 3N6
                                  604.684.6412

                                                                January 18, 2005
United States
Securities and Exchange Commission
Office of Small Business
450 Fifth Street N.W.
Mail Stop 0308
Washington, DC 20549
                                                                Sent via courier
Attention:  John Fieldsend
--------------------------

Dear Sirs:

Re:  VITA EQUITY INC. Form SB-2 File number:  333-119147
--------------------------------------------------------------------------------

Thank you for your letter of January 7, 2005. In response to your comments, we have amended our Form SB-2, have included three redlined copies and three clean copies and have indicated what changes were made in this letter.

Cover Page, page ii
-------------------

     1. In response to your comment, we have revised the language on the cover page and summary section to indicate that the affiliates will also offer their securities at the fixed price of $0.05 per share for the duration of the offering. We have also added wording on our cover page, the summary section and plan of distribution section to indicate that our affiliate selling shareholders are considered underwriters of this offering.

Prospectus Summary, page 1
--------------------------

     2. In response to your comment, we have removed the reference in this section regarding financial projections and have replaced the same with "financial Statement". We do not intend to include financial projections of any kind in this document.

Risk Factors, page 3
--------------------

     3. In response to your comment we have revised our wording to indicate that we have received a "going concern opinion" rather than a "going concern comment" from our auditors.




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We may not achieve sufficient brand recognition, page 5
-------------------------------------------------------

     4. In response to your comment, we have added additional wording detailing what amount of funds we would like to be able to spend on our brand-enhancement program. We also added wording indicating that we do not currently have a planned strategy.

Directors, Executive Officers, Promoters and Control Persons, Page 10
---------------------------------------------------------------------

     5. In response to your comment, we have deleted the reference to Branson Jewelry (USA), Inc. and have replaced it with "Vita Equity, Inc." as there is no relationship between the companies.

Experts, page 12
----------------

     6. In response to your comment, we have revised the wording in this section to state that the financial statements are "included" in this Prospectus rather than included as an exhibit.

     7. In response to your comment, we have deleted the reference to the interim financial statements in the second sentence of the first paragraph.

History and Background, page 18
-------------------------------

     8. In response to your comment, we revised our wording to indicate that Mr. Baessato was retained on a one-time basis and compensated accordingly as is discussed elsewhere in the document.

Jewelry, page 19
----------------

     9. In response to your comment, we have now inserted the wording referred to by you where we intended to insert it previously as the last paragraph of this section. We also refer to not having any patents in the risk section under the heading "We may be unsuccessful in competing for consumer spending".

Disclosure, page 22
-------------------

     10. In response to your comment, we have revised the wording to include reports on Form 8-K along with the other reports mentioned. We have also changed the word "intend" to "will be" an electronic filer.

The Nine-Month Periods Ended Sept 30, 2004 and Sept 30, 2003, page 23
---------------------------------------------------------------------

     11. In response to your comment, we would ask you to re-read our previous submission wherein we included a detailed description of the amount of consulting fees paid, to whom they were paid, for what services they were paid and the nature of the payment.

          In response to the balance of your comment, we have added wording which quantified in dollar amounts the three categories of expenses including under the "Professional Fees" umbrella. Two other categories of expenses are made up of more than one component: Bank Charges and Interest and Agent and Transfer Fees. We did not break these out as we did for Professional Fees as the amounts are so small and, in each case, the payments are combined for all our accounting purposes.

Plan of Operations, page 26
---------------------------

     12. In response to your comment, we have added additional wording immediately following the paragraphs to which you refer indicating that we may resort to private financing if our other initiatives do not meet our expectations.


Certain Relationships and Related Party Transactions, page 18
-------------------------------------------------------------

     13. In response to your comment, we have reworded this section to include additional explanations of the numbers such that the text portion of this section more clearly explains and corresponds to the table provided.

Changes in and  Disagreements  with  Accountants  on  Accounting  and  Financial
--------------------------------------------------------------------------------
Disclosure, page 28
-------------------

     14. In response to your comment, we have included wording that we have both independent accountants and independent auditors, the former being retained since our date of incorporation to present and the latter being retained from October 29, 2003 to the present.

Signatures, page 49
-------------------

     15. In response to your comment, we have amended the titles of Mr. Webb to include that of Principle Accounting Officer, which, until now, we have been using synonymously with Principle Financial Officer. We made revisions to this title where it appeared elsewhere in the document.

Exhibit 5.1, Opinion of Counsel
-------------------------------

     16. In response to your comment, our opinion of counsel was revised in our first amendment to the Form SB-2. We understand that our counsel has spoken directly with you on this matter. However, we wish to advise that our legal counsel has no less than 9 lawyers licensed to practice law in various states throughout the United States and the legal opinion provided is in no way limited to the jurisdictions in which the lawyers referred to above are licensed. For your convenience, we have included the opinion in this amendment as Exhibit 5.1.


We trust the forgoing to be satisfactory and we welcome any further questions or comments you may have.


Regards,


/s/ Dwight Webb

-------------------------
Dwight Webb, President
Secretary


Enclosures